Note 27 - Share premium (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Share premium
Share Premium	€ 23,992	[1]	€ 23,992	[2]	€ 23,992

[1]	Includes updates on the calculation of Structural FX RWA, pending confirmation by ECB and the subordinated debt (Tier2) issued by Garanti pending a pproval by ECB.
[2]	Figures originally reported in the Prudential Relevance Report corresponding to the year 2016, without restatements .